Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2019
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]

Overview of financial assets subject to impairment

	Dec 31, 2019					Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	645,967	24,680	7,531	2,150	680,328	637,037	32,335	7,452	1,963	678,787
Allowance for credit losses²	549	492	3,015	36	4,093	509	501	3,247	3	4,259

Fair value through OCI
Fair value	45,083	397	23	0	45,503	50,932	247	2	1	51,182
Allowance for credit losses	16	9	10	0	35	11	1	0	(0)	13

Off-balance sheet
Notional amount	251,930	5,864	1,424	0	259,218	252,039	10,021	599	0	262,659
Allowance for credit losses³	128	48	166	0	342	132	73	84	0	289

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of December 31, 2019 and € 6 million as of December 31, 2018.

[3] Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2019 and € 5 million as of December 31, 2018.

Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2019
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	637,037	32,335	7,452	1,963	678,787
Movements in financial assets including new business	86,882	(6,503)	1,022	418	81,819
Transfers due to changes in creditworthiness	(1,652)	327	1,325	0	0
Changes due to modifications that did not result in derecognition	(4)	(0)	(40)	0	(45)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(81,545)	(1,691)	(2,343)	(272)	(85,852)
Recovery of written off amounts	0	0	70	0	70
Foreign exchange and other changes	5,249	213	45	41	5,548
Balance, end of reporting period	645,967	24,680	7,531	2,150	680,328

	Dec 31, 2018
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	663,707	30,305	7,726	2,019	703,756
Movements in financial assets including new business	29,175	5,743	1,058	(61)	35,914
Transfers due to changes in creditworthiness	1,240	(2,344)	1,104	0	0
Changes due to modifications that did not result in derecognition	(11)	(8)	(208)	0	(227)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(65,682)	(1,766)	(2,411)	(4)	(69,863)
Recovery of written off amounts	0	0	146	0	146
Foreign exchange and other changes	8,608	405	37	10	9,060
Balance, end of reporting period	637,037	32,335	7,452	1,963	678,787

Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]
	Dec 31, 2019
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk¹	66	78	379	(17)	507

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2018.

Financial Assets at amortized cost by business division [text block table]

Financial assets at amortized cost by business division

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	174,685	4,769	1,921	0	181,375	82	63	843	0	988
Investment Bank	159,301	4,894	575	1,830	166,600	146	60	117	36	358
Private Bank	251,699	14,376	4,520	321	270,915	313	360	1,834	0	2,508
Asset Management	1,965	101	0	0	2,066	1	1	0	0	2
Capital Release Unit	16,051	378	502	0	16,930	1	7	221	0	230
Corporate & Other	42,266	163	13	0	42,442	5	2	1	0	8
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	178,822	6,120	1,544	0	186,487	77	66	793	0	935
Investment Bank	154,309	9,880	461	1,613	166,263	124	56	41	(3)	218
Private Bank	253,548	14,376	4,413	271	272,608	298	366	2,049	0	2,712
Asset Management	1,998	304	2	0	2,303	0	0	0	0	1
Capital Release Unit	39,311	1,096	1,031	79	41,517	6	12	364	6	388
Corporate & Other	9,050	559	1	0	9,609	3	1	1	0	5
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by industry sector [text block table]

Financial assets at amortized cost by industry sector

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	613	43	42	1	699	1	2	10	0	12
Mining and quarrying	2,647	4	141	1	2,793	4	0	15	0	19
Manufacturing	26,784	1,498	923	122	29,327	32	33	481	0	546
Electricity, gas, steam and air conditioning supply	4,609	160	70	0	4,839	4	5	4	0	13
Water supply, sewerage, waste management and remediation activities	708	11	64	0	783	1	0	10	0	11
Construction	2,987	208	307	144	3,646	4	4	227	1	235
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,404	978	653	11	21,046	19	18	389	(0)	426
Transport and storage	4,259	488	249	0	4,995	6	6	64	0	76
Accommodation and food service activities	2,240	93	31	74	2,437	5	2	15	0	22
Information and communication	5,633	472	32	0	6,138	10	17	16	0	43
Financial and insurance activities	299,108	3,756	431	824	304,119	95	30	189	2	317
Real estate activities	42,868	1,831	311	399	45,410	43	13	80	15	152
Professional, scientific and technical activities	9,253	512	195	232	10,193	8	8	98	4	117
Administrative and support service activities	5,909	400	189	25	6,523	6	6	52	(5)	59
Public administration and defense, compulsory social security	20,972	794	43	0	21,809	3	5	5	0	13
Education	354	18	2	0	373	0	0	1	0	2
Human health services and social work activities	3,264	187	15	2	3,469	5	6	7	0	18
Arts, entertainment and recreation	837	24	10	0	872	3	0	4	0	7
Other service activities	8,707	387	74	210	9,378	10	8	39	19	75
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	182,912	12,817	3,748	106	199,583	290	330	1,310	(0)	1,930
Activities of extraterritorial organizations and bodies	1,895	0	1	0	1,896	0	0	1	0	1
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	533	38	60	0	631	1	2	21	0	24
Mining and quarrying	2,970	273	147	0	3,390	8	1	5	0	15
Manufacturing	26,695	1,291	783	66	28,836	25	24	449	1	498
Electricity, gas, steam and air conditioning supply	3,476	286	77	0	3,839	3	16	5	0	24
Water supply, sewerage, waste management and remediation activities	777	10	10	0	796	0	0	7	0	7
Construction	3,108	289	338	88	3,823	4	4	244	1	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,119	859	593	0	20,572	19	18	403	(0)	440
Transport and storage	4,314	875	539	0	5,728	7	6	201	0	214
Accommodation and food service activities	1,692	166	35	121	2,014	3	2	17	0	23
Information and communication	4,443	286	46	0	4,774	8	13	27	0	48
Financial and insurance activities	318,867	10,526	373	633	330,400	81	33	153	7	274
Real estate activities	33,166	2,801	380	401	36,748	35	17	84	(9)	128
Professional, scientific and technical activities	8,169	498	151	190	9,008	7	8	83	0	98
Administrative and support service activities	7,091	189	62	32	7,374	8	3	19	(4)	25
Public administration and defense, compulsory social security	12,054	1,089	81	1	13,224	4	7	5	0	16
Education	612	19	8	0	638	1	0	7	0	9
Human health services and social work activities	3,246	209	12	2	3,468	7	5	5	0	18
Arts, entertainment and recreation	818	24	14	0	856	2	0	5	0	7
Other service activities	7,788	486	104	239	8,617	9	4	34	4	51
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	177,927	12,121	3,639	191	193,878	276	336	1,473	4	2,088
Activities of extraterritorial organizations and bodies	173	0	1	0	173	0	0	0	0	0
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by region [text block table]

Financial assets at amortized cost by region

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	262,104	12,872	3,259	321	278,556	266	279	1,311	(0)	1,857
Western Europe (excluding Germany)	131,432	5,516	2,979	1,631	141,558	152	150	1,418	39	1,760
Eastern Europe	5,929	230	75	0	6,234	2	5	39	0	45
North America	166,357	3,467	612	71	170,507	83	39	32	3	156
Central and South America	3,952	532	103	9	4,595	2	7	29	(1)	38
Asia/Pacific	65,128	1,862	489	119	67,597	34	10	186	(5)	225
Africa	2,637	172	13	0	2,823	7	2	1	0	10
Other	8,429	30	0	0	8,458	2	0	0	0	2
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	291,850	12,247	3,088	303	307,488	247	275	1,303	0	1,825
Western Europe (excluding Germany)	119,622	7,499	3,072	1,543	131,736	122	175	1,604	5	1,907
Eastern Europe	6,309	401	88	0	6,798	5	4	38	0	47
North America	147,300	7,572	554	20	155,446	66	32	48	1	147
Central and South America	4,717	558	155	0	5,430	7	2	22	0	31
Asia/Pacific	55,490	3,353	374	98	59,315	32	9	200	(4)	237
Africa	1,996	470	78	0	2,544	7	4	31	0	42
Other	9,753	234	43	0	10,031	22	0	1	0	24
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial Assets at amortized cost by rating class [text block table]

Financial assets at amortized cost by rating class

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA-iAA	209,611	380	0	0	209,992	2	0	0	0	2
iA	93,098	259	0	0	93,357	7	0	0	0	7
iBBB	150,213	1,922	0	0	152,135	39	7	0	0	46
iBB	146,655	6,695	1	0	153,351	191	58	0	0	249
iB	40,495	10,625	1	1	51,122	263	192	0	0	455
iCCC and below	5,894	4,799	7,529	2,149	20,371	49	236	3,015	36	3,335
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA-iAA	235,913	2,315	0	0	238,229	2	0	0	0	3
iA	81,579	3,027	0	0	84,606	6	1	0	0	7
iBBB	138,596	2,508	0	0	141,104	36	8	0	0	43
iBB	137,768	8,318	0	232	146,318	177	61	0	0	238
iB	35,725	10,378	0	11	46,114	239	187	0	0	426
iCCC and below	7,456	5,788	7,452	1,720	22,416	49	243	3,247	3	3,542
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Collateral held against Financial Assets at amortized in stage 3 [text block table]

Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2019			Dec 31, 2018
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	7,531	2,855	243	7,452	2,714	221

[1] Stage 3 consists here only of non-POCI assets

Modified assets at amortized cost [text block table]

Modified Assets Amortized Cost

	Dec 31, 2019					Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	4	1	42	0	47	11	8	222	0	241
Net modification gain/losses recognized	(4)	(0)	(40)	0	(45)	(11)	(8)	(208)	0	(227)

Off-balance sheet development of nominal [text block table]

Development of nominal amount and allowance for credit losses

	Dec 31, 2019
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	252,039	10,021	599	0	262,659
Movements including new business	(507)	(3,256)	(213)	0	(3,976)
Transfers due to changes in creditworthiness	(99)	(933)	1,032	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	496	33	6	0	535
Balance, end of reporting period	251,930	5,864	1,424	0	259,218

	Dec 31, 2018
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year[1]	243,566	7,114	1,448	0	252,129
Movements including new business	6,765	3,923	(1,191)	0	9,496
Transfers due to changes in creditworthiness	752	(1,089)	338	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	957	73	4	0	1,035
Balance, end of reporting period	252,039	10,021	599	0	262,659

[1]Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018.

Off-balance sheet development of allowance for credit losses [text block table]
	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Collateral obtained during the reporting periods IFRS 9 [text block table]

Collateral Obtained during the reporting period

in € m.	2019	2018
Commercial real estate	8	7
Residential real estate[1]	46	57
Other	0	0
Total collateral obtained during the reporting period	55	64

[1]Carrying amount of foreclosed residential real estate properties amounted to € 51 million as of December 31, 2019 and € 62 million as of December 31, 2018.